Note 10 - Net Loss Per Share (Tables)	3 Months Ended
Mar. 31, 2020
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Three months ended March 31,
	2019	2020
	(Unaudited)	(Unaudited)
Numerator:
Net loss attributable to BeyondSpring Inc.—basic and diluted	$(7,293)	$(16,084)
Denominator:
Weighted average number of ordinary shares outstanding—basic and diluted	23,029,362	27,732,449

Net loss per share —basic and diluted	$(0.32)	$(0.58)